Goodwill - Key assumptions (Detail) - Goodwill	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Initial forecast period	4
Monitoring
Goodwill [Line Items]
Initial forecast period	0.053	0.082
Extrapolation period	4.70%	5.50%
Used to calculate terminal value	2.50%	2.50%
Pre-tax discount rates	9.10%	9.50%
Image-Guided Therapy
Goodwill [Line Items]
Initial forecast period	0.063	0.079
Extrapolation period	5.00%	5.20%
Used to calculate terminal value	2.50%	2.50%
Pre-tax discount rates	9.70%	10.70%
Precision Diagnosis
Goodwill [Line Items]
Initial forecast period	0.024	0.038
Extrapolation period	3.60%	3.40%
Used to calculate terminal value	2.50%	2.50%
Pre-tax discount rates	9.90%	10.40%
Sleep & Respiratory Care
Goodwill [Line Items]
Initial forecast period	0.101	0.095
Extrapolation period	7.30%	9.30%
Used to calculate terminal value	2.50%	2.50%
Pre-tax discount rates	10.30%	10.80%
Personal Health
Goodwill [Line Items]
Initial forecast period	0.051	0.050
Extrapolation period	4.20%	4.60%
Used to calculate terminal value	2.50%	2.50%
Pre-tax discount rates	9.90%	10.30%
Enterprise Informatics
Goodwill [Line Items]
Initial forecast period	0.044	0.053
Extrapolation period	5.40%	5.80%
Used to calculate terminal value	2.50%	2.50%
Pre-tax discount rates	8.90%	9.00%